Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	May 01, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 13, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Apr. 12, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Nov. 16, 2022	Oct. 31, 2022	Oct. 12, 2022	Sep. 30, 2022	Sep. 07, 2022	Aug. 31, 2022	Jul. 31, 2022	Jul. 13, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 23, 2022	Feb. 09, 2022	Feb. 02, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 01, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 14, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Jan. 01, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000234046
Account Value [Line Items]
Line Graph and Table Measure Name	ETF (based on Net Asset Value)
Account Value	$ 12,233	$ 12,203	$ 11,884	$ 11,911	$ 12,143	$ 12,192		$ 12,219	$ 11,938	$ 11,328	$ 11,415	$ 11,275	$ 11,413	$ 11,444	$ 11,549		$ 11,484	$ 11,559	$ 10,699	$ 10,422	$ 10,960		$ 11,132	$ 10,920	$ 11,559	$ 11,056	$ 10,865		$ 10,460		$ 10,065		$ 10,685	$ 10,995		$ 11,160	$ 11,875	$ 11,720	$ 11,415	$ 10,405		$ 10,000
C000249125
Account Value [Line Items]
Account Value	10,511	10,764	10,623	10,474	10,238	10,140	$ 10,000
C000230585
Account Value [Line Items]
Account Value	7,940	8,000	7,790	7,650	7,790	7,505		7,475	8,150	8,025	7,345	7,240	6,685	5,810	6,170		6,600	7,035	6,790	6,445	6,055		6,320	6,030	6,085	5,440	5,825		5,715		5,565		6,255	6,480		5,745	6,240	6,780	8,245	8,065				$ 8,465	$ 9,875	$ 10,000
C000235263
Account Value [Line Items]
Account Value	28,956	29,348	28,815	28,206	27,285	26,963		26,242	27,491	26,526	25,505	25,392	24,289	22,540	22,769		23,706	24,043	23,520	22,045	22,586		22,411	21,872	22,708	22,002	22,996		21,662		19,784		21,539	22,206		21,030	23,102	22,680	24,015	23,207				23,681	25,050		$ 23,310	$ 23,669	$ 21,919		$ 23,267	$ 23,052	$ 22,493	$ 22,478	$ 21,947	$ 20,958	$ 19,939	$ 19,609	$ 19,867	$ 19,270	$ 17,365	$ 17,802	$ 17,947	$ 17,048	$ 16,228	$ 16,003	$ 15,210	$ 13,622	$ 15,567	$ 16,889	$ 17,074	$ 16,636	$ 16,038	$ 15,622	$ 15,361	$ 15,479	$ 15,218	$ 14,217	$ 15,075	$ 14,425	$ 14,295	$ 13,788	$ 12,864	$ 13,919	$ 13,790	$ 14,934	$ 14,863	$ 14,403	$ 13,813	$ 13,931	$ 13,542	$ 13,306	$ 13,483	$ 13,872	$ 13,330	$ 13,201	$ 12,732	$ 12,346	$ 12,075	$ 11,981	$ 11,856	$ 11,814	$ 11,616	$ 11,491	$ 11,408	$ 11,168	$ 10,970	$ 10,739	$ 10,403	$ 10,566	$ 10,535	$ 10,647	$ 10,383	$ 10,189	$ 10,026	$ 9,955	$ 9,456	$ 9,629	$ 10,128	$ 10,330	$ 10,310	$ 9,644	$ 9,914	$ 10,562	$ 10,310	$ 10,465	$ 10,339	$ 10,523	$ 10,629	$ 10,040		$ 10,252	$ 10,404	$ 10,000
C000236319
Account Value [Line Items]
Account Value	6,751	6,881	6,714	6,605	6,870	7,141		6,675	6,204	5,938	6,277	6,678	6,831	7,264	7,324		7,581	7,626	7,803	7,153	8,024		8,487	8,603	9,272	9,393	10,395		9,490		9,610		10,825	10,630	$ 10,000
C000238718
Account Value [Line Items]
Account Value	13,603	14,352	14,131	13,793	13,095	12,869		12,953	13,931	13,628	12,669	12,720	11,586	10,697	11,123		11,239	11,279	11,319	10,675	10,564		10,358	10,206	10,423	10,191	10,473	$ 10,000
C000234331
Account Value [Line Items]
Account Value	12,270	12,353	12,067	11,947	11,432	11,177		11,041	11,749	11,421	10,958	11,041	10,109	8,901	9,409		9,907	10,265	9,741	9,155	8,844		9,067	8,875	9,108	8,226	8,695		8,296		7,892		8,824	9,026		8,229	8,959	9,394	10,513	10,461	$ 10,000
C000238211
Account Value [Line Items]
Account Value	17,663	17,648	17,322	16,854	16,874	16,229		15,389	15,974	15,435	14,586	14,220	13,621	12,506	12,828		13,426	13,536	13,074	12,310	12,154		11,898	11,360	11,637	10,913	11,583		10,912	$ 10,000
C000241449
Account Value [Line Items]
Account Value	11,725	11,945	11,823	12,002	10,892	11,063		10,668	11,490	11,290	10,851	11,457	10,239	9,154	9,854		10,482	11,166	10,547	9,789	9,988	$ 10,000
C000237253
Account Value [Line Items]
Account Value	13,820	14,545	14,484	14,038	13,972	13,886		13,501	13,775	13,587	13,182	13,253	12,437	11,294	11,531		12,119	12,804	12,779	12,396	12,557		12,205	11,566	11,818	10,947	11,156		9,784		9,311	$ 10,000
C000244492
Account Value [Line Items]
Account Value	16,319	15,863	15,957	15,542	16,278	15,787		15,081	15,548	15,455	14,549	14,006	14,392	13,692	13,734		13,582	13,952	14,234	14,250	15,277		15,244	15,460	16,334	17,830	17,964		17,580		16,367		16,975	17,784		17,618	19,450	18,719	18,390	17,497				16,945	16,936		16,021	15,376	15,082		15,296	15,227	14,351	14,752	13,952	13,605	12,953	12,200	12,542	12,567	11,746	11,810	11,934	11,780	11,430	11,655	11,800	11,469	12,101	12,489	12,594	12,600	12,499	12,611	13,184	12,689	12,523	12,360	12,273	12,126	11,995	11,634	11,979	12,261	12,411	12,908	12,753	12,052	12,329	12,273	12,084	11,687	11,984	11,899	11,420	11,611	11,393	10,809	10,873	10,620	10,628	10,886	10,600	10,311	10,337	10,251	10,094	10,218	10,016	10,553	10,586	10,876	10,798	10,711	10,785	10,899	10,561	10,596	10,339	10,295	10,395	10,033	9,668	10,171	9,867	9,788	9,500	10,002	9,793	10,000	$ 10,000
C000233998
Account Value [Line Items]
Account Value	$ 13,262	13,277	13,023	12,697	13,091	12,272		11,557	12,142	12,080	11,152	10,712	10,255	9,110	9,245		9,778	9,892	9,592	8,965	8,447		8,344	7,743	7,779	7,028	7,733		7,479		7,174		7,893	8,302		7,324	7,961	8,416	9,840	9,488			$ 10,000
C000243340
Account Value [Line Items]
Line Graph and Table Measure Name	ETF (based on Net Asset Value)
Account Value	$ 11,925	12,105	11,879	11,627	11,411	11,283		10,871	11,175	10,815	10,511	10,465	10,125	9,530	9,705	$ 10,000
C000228888
Account Value [Line Items]
Account Value	11,240	11,312	11,159	10,991	10,781	10,670		10,513	10,619	10,472	10,494	10,474	10,077	9,621	9,713		9,838	9,797	9,631	9,512	9,659		9,522	9,459	9,532	9,213	9,179		8,985		8,748		9,075	9,251		8,786	9,373	9,330	9,600	9,654				9,738	10,002		9,811	9,928	9,946	$ 10,000
C000228889
Account Value [Line Items]
Account Value	$ 10,084	10,211	10,102	9,955	9,783	9,669		9,549	9,667	9,575	9,673	9,651	9,326	8,975	9,039		9,129	9,109	9,005	9,010	9,121		9,023	8,960	9,043	8,813	8,815		8,639		8,565		8,810	8,954		8,676	8,975	8,921	9,229	9,398				9,534	9,885		9,759	9,820	9,888	10,000
Harbor Index: S&P 500 Index(GBB6 Only)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,982	13,101	12,827	12,523	12,373	11,944		11,380	11,864	11,494	10,912	10,732	10,265	9,406	9,608		10,089	10,252	9,933	9,318	9,277		9,135	8,811	9,032	8,498	9,017		8,540		7,900		8,702	9,072		8,306	9,053	9,037	9,900	9,545		10,000
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBCG)
Account Value [Line Items]
Account Value	10,493	10,759	10,617	10,467	10,228	10,132	$ 10,000
Harbor Index: S&P 500 Index(GBB1 Only)
Account Value [Line Items]
Account Value	13,226	13,347	13,068	12,759	12,605	12,169		11,594	12,087	11,711	11,117	10,933	10,458	9,583	9,789		10,279	10,445	10,120	9,493	9,452		9,307	8,977	9,201	8,657	9,187		8,701		8,049		8,865	9,242		8,462	9,223	9,206	10,086	9,725				10,025	10,572	10,000
Harbor Index: S&P 500 Index
Account Value [Line Items]
Account Value	33,950	34,261	33,545	32,750	32,356	31,236		29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127		26,385	26,812	25,977	24,367	24,262		23,889	23,043	23,619	22,223	23,582		22,334		20,661		22,757	23,724		21,721	23,676	23,632	25,890	24,963				25,734	27,138		25,974	26,155	24,443		25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936		10,243	10,269	10,000
Harbor Index: S&P 500 Index(GBC2Only)
Account Value [Line Items]
Account Value	15,555	15,698	15,370	15,006	14,825	14,312		13,635	14,216	13,773	13,075	12,859	12,300	11,271	11,513		12,089	12,285	11,902	11,165	11,116		10,945	10,558	10,822	10,182	10,805		10,233		9,466		10,427	10,870	10,000
Harbor Index: S&P 500 Index(GBC6 Only)
Account Value [Line Items]
Account Value	14,850	14,986	14,673	14,325	14,153	13,663		13,017	13,572	13,149	12,482	12,276	11,742	10,760	10,991		11,541	11,728	11,363	10,659	10,612		10,449	10,079	10,331	9,721	10,315	10,000
Harbor Index: S&P 500 Index(GBC4 Only)
Account Value [Line Items]
Account Value	14,082	14,211	13,914	13,584	13,421	12,956		12,344	12,870	12,469	11,837	11,641	11,135	10,203	10,422		10,944	11,121	10,775	10,107	10,064		9,909	9,558	9,797	9,218	9,781		9,264		8,570		9,439	9,841		9,010	9,820	9,802	10,739	10,354	10,000
Harbor Index: S&P 500 Index(GBC5 Only)
Account Value [Line Items]
Account Value	16,463	16,614	16,266	15,881	15,690	15,147		14,431	15,046	14,577	13,838	13,609	13,018	11,928	12,185		12,795	13,002	12,597	11,816	11,765		11,584	11,174	11,453	10,776	11,435		10,830	10,000
Harbor Index: S&P 500 Index(GBC7 Only)
Account Value [Line Items]
Account Value	14,265	14,396	14,095	13,761	13,596	13,125		12,505	13,037	12,631	11,990	11,792	11,280	10,336	10,558		11,086	11,266	10,915	10,239	10,194	10,000
Harbor Index: MSCI All Country World ex. U.S. (ND) Index
Account Value [Line Items]
Account Value	13,334	14,022	13,655	13,277	12,976	12,988		12,622	12,853	12,463	12,155	12,277	11,690	10,725	11,186		11,551	12,097	11,625	11,126	11,545		11,348	11,077	11,480	10,619	10,699		9,570		9,292	$ 10,000
Harbor Index: S&P 500 Index
Account Value [Line Items]
Account Value	33,145	33,448	32,749	31,973	31,589	30,494		29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759	26,176	25,361	23,789	23,686		23,322	22,496	23,059	21,696	23,022		21,804		20,170		22,217	23,161		21,206	23,114	23,071	25,276	24,371				25,123	26,494		25,357	25,534	23,863		25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	10,000	10,000
Harbor Index: S&P 500 Index(GBB3 Only)
Account Value [Line Items]
Account Value	$ 12,981	13,099	12,826	12,522	12,371	11,943		11,378	11,863	11,493	10,911	10,730	10,264	9,405	9,607		10,088	10,251	9,932	9,317	9,276		9,134	8,810	9,031	8,497	9,016		8,539		7,899		8,701	9,071		8,305	9,052	9,036	9,899	9,544			10,000
Harbor Index: S&P 500 Index(GBC9 Only)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,978	13,097	12,823	12,519	12,369	11,940		11,376	11,861	11,491	10,909	10,728	10,262	9,403	9,605	10,000
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBBW)
Account Value [Line Items]
Account Value	$ 9,238	9,473	9,348	9,215	9,005	8,921		8,772	8,999	8,917	9,045	9,070	8,735	8,357	8,491		8,712	8,768	8,774	8,806	8,903		8,849	8,630	8,859	8,594	8,633		8,327		8,436		8,817	9,074		8,857	8,998	8,941	9,293	9,559				9,667	9,880		9,905	9,876	9,879	10,000
Harbor Index: Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 10,035	10,225	9,751	9,746	10,156	10,314		10,136	9,871	9,555	9,697	9,659	9,926	10,155	10,128		10,199	10,277	9,672	9,297	9,852		9,927	9,947	10,438	10,489	10,752		10,466		10,261		11,167	11,157		10,701	11,993	11,813	11,343	10,440		10,000
Harbor Index: Quantix Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Quantix Commodity Index
Account Value	$ 12,653	12,612	12,279	12,305	12,529	12,565		12,610	12,335	11,699	11,774	11,617	11,754	11,776	11,870		11,792	11,856	10,952	10,658	11,187		11,347	11,121	11,756	11,222	11,021		10,594		10,167		10,780	11,072		11,218	11,918	11,746	11,427	10,410		$ 10,000
Harbor Index: Russell 3000® Growth Index(GBB1Only)
Account Value [Line Items]
Account Value	12,875	12,924	12,576	12,338	12,497	11,742		11,082	11,593	11,387	10,653	10,423	9,948	8,977	9,135		9,667	9,776	9,452	8,840	8,476		8,403	7,909	8,004	7,381	7,986		7,652		7,214		7,987	8,358		7,466	8,099	8,290	9,429	9,092				9,470	10,391	$ 10,000
Harbor Index: NASDAQ Dividend Achievers Select Total Return Index
Account Value [Line Items]
Account Value	30,358	30,954	30,444	29,419	28,369	27,901		26,960	28,100	27,339	26,450	26,049	25,049	23,303	23,588		24,664	25,132	24,598	23,107	23,698		23,196	22,781	23,448	22,815	23,691		22,147		20,108		21,924	22,708		21,229	22,654	22,725	23,975	23,314				23,942	25,216		23,704	24,142	22,513		23,664	23,265	22,549	22,573	22,179	21,316	20,118	19,813	20,414	19,899	18,072	18,506	18,712	17,614	16,763	16,756	16,168	14,702	16,267	17,755	17,656	17,266	16,853	16,839	16,618	16,510	16,164	15,143	15,884	15,311	15,138	14,467	13,608	14,928	14,322	15,295	15,046	14,630	13,991	13,931	13,690	13,818	14,009	14,588	13,883	13,696	13,107	12,841	12,546	12,586	12,488	12,461	12,263	12,054	12,066	11,561	11,352	11,230	10,904	11,119	11,230	11,232	10,979	10,726	10,624	10,650	10,026	9,909	10,142	10,226	10,197	9,557	9,732	10,339	10,121	10,380	10,279	10,330	10,546	9,986		$ 10,337	$ 10,316	$ 10,000
Harbor Index: Bloomberg Commodity Index
Account Value [Line Items]
Account Value	9,651	9,833	9,377	9,372	9,767	9,919		9,748	9,493	9,189	9,326	9,289	9,546	9,766	9,740		9,808	9,883	9,302	8,940	9,474		9,546	9,566	10,038	10,087	10,340		10,064		9,868		10,739	10,729	10,000
Harbor Index: Quantix Energy Transition Index
Account Value [Line Items]
Account Value	7,207	7,300	7,152	6,953	7,224	7,498		6,990	6,533	6,242	6,587	6,987	7,137	7,583	7,625		7,869	7,903	8,054	7,361	8,215		8,671	8,775	9,434	9,535	10,539		9,600		9,694		10,874	10,651	$ 10,000
Harbor Index: Russell 3000 Growth Health Care Index
Account Value [Line Items]
Account Value	12,605	13,158	13,584	12,491	12,895	12,325		11,966	12,582	12,320	11,708	11,379	10,763	10,076	10,412		10,764	10,720	10,585	10,181	10,487		10,054	9,807	10,126	10,190	10,461	$ 10,000
Harbor Index: Human Capital Factor Unconstrained Index
Account Value [Line Items]
Account Value	12,560	12,639	12,340	12,212	11,681	11,413		11,271	11,993	11,647	11,170	11,245	10,293	9,060	9,573		10,077	10,438	9,900	9,303	8,990		9,212	9,014	9,187	8,292	8,761		8,354		7,948		8,879	9,065		8,253	8,984	9,389	10,514	10,468	$ 10,000
Harbor Index: CIBC Human Capital Index
Account Value [Line Items]
Account Value	17,779	17,758	17,424	16,946	16,962	16,307		15,459	16,044	15,498	14,642	14,272	13,665	12,530	12,852		13,456	13,566	13,094	12,324	12,161		11,903	11,358	11,653	10,923	11,588		10,914	$ 10,000
Harbor Index: Human Capital Factor Small Cap Index
Account Value [Line Items]
Account Value	11,845	12,059	11,930	12,105	10,983	11,150		10,744	11,567	11,360	10,903	11,508	10,279	9,180	9,879		10,505	11,183	10,556	9,796	9,991	$ 10,000
Harbor Index: HFRX Equity Hedge Index
Account Value [Line Items]
Account Value	13,979	14,068	13,963	13,855	13,758	13,594		13,427	13,535	13,354	13,176	13,090	12,884	12,518	12,634		12,731	12,696	12,607	12,450	12,418		12,343	12,360	12,436	12,245	12,254		12,165		12,041		12,288	12,196		12,051	12,298	12,390	12,610	12,422				12,380	12,648		12,436	12,587	12,321		$ 12,385	$ 12,221	$ 12,165	$ 12,025	$ 11,924	$ 11,578	$ 11,478	$ 11,161	$ 11,278	$ 10,886	$ 10,408	$ 10,465	$ 10,463	$ 10,187	$ 10,103	$ 9,885	$ 9,765	$ 9,346	$ 10,336	$ 10,747	$ 10,783	$ 10,653	$ 10,560	$ 10,506	$ 10,414	$ 10,431	$ 10,321	$ 10,180	$ 10,389	$ 10,319	$ 10,239	$ 10,121	$ 9,739	$ 10,170	$ 10,234	$ 10,655	$ 10,831	$ 10,856	$ 10,778	$ 10,850	$ 10,818	$ 10,878	$ 10,953	$ 11,119	$ 10,752	$ 10,642	$ 10,550	$ 10,467	$ 10,280	$ 10,230	$ 10,141	$ 10,055	$ 10,112	$ 10,040	$ 9,974	$ 9,859	$ 9,776	$ 9,759	$ 9,618	$ 9,700	$ 9,554	$ 9,571	$ 9,384	$ 9,524	$ 9,483	$ 9,480	$ 9,223	$ 9,328	$ 9,767	$ 9,876	$ 9,872	$ 9,687	$ 9,893	$ 10,207	$ 10,237	$ 10,324	$ 10,342	$ 10,220	$ 10,159	$ 10,000	$ 10,000
Harbor Index: Russell 1000® Growth Index(GBB3 Only)
Account Value [Line Items]
Account Value	$ 13,532	13,577	13,203	12,934	13,158	12,327		11,630	12,145	11,935	11,173	10,901	10,439	9,413	9,549		10,098	10,189	9,857	9,226	8,824		8,738	8,179	8,277	7,640	8,274		7,913		7,476		8,281	8,686		7,755	8,422	8,623	9,807	9,438			$ 10,000
Harbor Index: ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Account Value	$ 10,619	10,577	10,533	10,482	10,435	10,392		10,342	10,297	10,251	10,208	10,163	10,116	10,071	10,026	$ 10,000
Harbor Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Account Value	10,847	10,907	10,732	10,564	10,360	10,261		10,146	10,249	10,128	10,098	10,096	9,737	9,314	9,430		9,541	9,514	9,381	9,230	9,319		9,230	9,127	9,247	8,899	8,966		8,801		8,558		8,916	9,135		8,616	9,246	9,223	9,571	9,660				9,748	10,023		9,838	9,940	9,958	10,000
Harbor Index: Bloomberg U.S. Aggregate Bond Index(GBBX)
Account Value [Line Items]
Account Value	$ 9,238	$ 9,473	$ 9,348	$ 9,215	$ 9,005	$ 8,921		$ 8,772	$ 8,999	$ 8,917	$ 9,045	$ 9,070	$ 8,735	$ 8,357	$ 8,491		$ 8,712	$ 8,768	$ 8,774	$ 8,806	$ 8,903		$ 8,849	$ 8,630	$ 8,859	$ 8,594	$ 8,633		$ 8,327		$ 8,436		$ 8,817	$ 9,074		$ 8,857	$ 8,998	$ 8,941	$ 9,293	$ 9,559				$ 9,667	$ 9,880		$ 9,905	$ 9,876	$ 9,879	$ 10,000